Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

Computer software

	2017	2016
	US$’000	US$’000
Cost
At January 1	510	387
Addition	10	126
Disposals	(18)	－
Exchange difference	24	(3)
At December 31	526	510
Accumulated amortization
At January 1	(337)	(294)
Amortization	(49)	(46)
Disposals	18	－
Exchange difference	(20)	3
At December 31	(388)	(337)
Net book value
At December 31	138	173